Prospectus 2 [Member] Expense Example - Prospectus 2 - Putnam Mortgage Opportunities Fund - Class I	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 759